Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit [Member]	Common Units [Member]	Total
Beginning balance at Dec. 31, 2018	$ 11,531	$ 631,244	$ 642,775
Net income	322	17,123	17,445
Cash distributions	(666)	(35,402)	(36,068)
Ending balance at Jun. 30, 2019	11,187	612,965	624,152
Convertible preferred units, beginning balance at Dec. 31, 2018			89,264
Net income			3,600
Cash distributions			(3,600)
Convertible preferred units, ending balance at Jun. 30, 2019			89,264
Beginning balance at Mar. 31, 2019	11,402	624,408	635,810
Net income	118	6,258	6,376
Cash distributions	(333)	(17,701)	(18,034)
Ending balance at Jun. 30, 2019	11,187	612,965	624,152
Convertible preferred units, beginning balance at Mar. 31, 2019			89,264
Net income			1,800
Cash distributions			(1,800)
Convertible preferred units, ending balance at Jun. 30, 2019			89,264
Beginning balance at Dec. 31, 2019	11,155	611,241	622,396
Net income	221	11,723	11,944
Cash distributions	(666)	(35,402)	(36,068)
Ending balance at Jun. 30, 2020	10,710	587,562	598,272
Convertible preferred units, beginning balance at Dec. 31, 2019			89,264
Net income			3,600
Cash distributions			(3,600)
Convertible preferred units, ending balance at Jun. 30, 2020			89,264
Beginning balance at Mar. 31, 2020	10,675	585,748	596,423
Net income	368	19,515	19,883
Cash distributions	(333)	(17,701)	(18,034)
Ending balance at Jun. 30, 2020	$ 10,710	$ 587,562	598,272
Convertible preferred units, beginning balance at Mar. 31, 2020			89,264
Net income			1,800
Cash distributions			(1,800)
Convertible preferred units, ending balance at Jun. 30, 2020			$ 89,264